Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities:
Net loss	$ (12,172,029)	$ (16,495,680)	$ (11,946,078)
Adjustments to reconcile net loss to net cash used in operating activities:
Periodic pension costs	59,526	(34,142)	47,183
Depreciation expense	11,408	11,408	10,050
Stock-based compensation	164,906	22,730
Provision of doubtful accounts			77,714
Amortization of debt discounts		67,008	41,611
Loss on conversion of convertible notes payable		922,495
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(632,125)	698,116	(188,954)
Other receivables, net – related parties			(21,804)
Accounts payable	2,260,258	636,263	(2,269,460)
Interest payable	25,605	20,121	(313,342)
Other accrued liabilities	640,228	319,989	(334,045)
Other long term liabilities	(42,243)	(47,679)	(38,919)
Net cash used in operating activities	(9,684,466)	(13,879,371)	(14,936,044)
Cash Flows From Investing Activities:
Purchases of property and equipment			(39,560)
Net cash used in investing activities			(39,560)
Cash Flows From Financing Activities:
Proceeds from the issuance of common shares in initial public offering, net			11,001,569
Proceeds from the issuance of common shares in ATM financing		30,993
Proceeds from the issuance of common shares in registered direct offerings, net		1,911,513
Proceeds from the issuance of common shares in private placement offerings, net		7,275,549
Proceeds from the issuance of pre-funded warrants, net		5,348,882
Proceeds from issuance of convertible notes payable		1,530,000
Exercise of pre-funded warrants		23,692
Payments on note payable		(704,160)
Proceeds from the issuance of warrants, net		1,980,200	6,742,638
Exercise of warrants			1,149,550
Proceeds from related party short term loan	1,633,746		108,610
Payment on Swiss government loan			(277,537)
Payment on second credit facility			(150,000)
Payment on convertible loans			(420,020)
Payment on convertible loans – related party			(111,730)
Payment on bridge loan			(670,380)
Payment of shareholder loans			(583,443)
Proceeds from the issuance of common shares in equity transactions, net			3,548,582
Net cash provided by financing activities	1,633,746	17,396,669	20,337,839
Effect of exchange rate on cash and cash equivalents		(100)	(24,744)
Change in cash and cash equivalents	(8,050,720)	3,517,198	5,337,491
Cash and cash equivalents at the beginning of period	8,948,400	5,431,202	93,711
Cash and cash equivalents at the end of period	897,680	8,948,400	5,431,202
Supplemental disclosure of non-cash investing and financing activities:
Cash paid for interest	145,153	13,248	339,932
Issuance of note payable for prepaid insurance		704,160
Deferred financing costs transferred to additional paid in capital			946,912
Issuance of common shares to consultant for payment of expenses			50,000
Issuance of common shares to Yorkville for partial payment of commitment fees			59,455
Debt discount on convertible loans		67,008
Debt discount on convertible loan – related party